Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 22,608	$ 26,467	$ 522,217
Prepaid expenses	619	7,146	53,823
Total current assets	23,227	33,613	576,040
Intangible assets, net	206,469	216,372	180,890
Total assets	229,696	249,985	756,930
Current liabilities:
Accounts payable	82,193
Accrued expenses	1,478,678	1,021,617	264,343
Unsecured loan	283,000
Short-term promissory notes		253,000	50,000
Convertible promissory notes, net and accrued interest - current portion	1,129,781	2,168,340	225,197
Premium conversion derivatives	328,609	462,174	137,650
Total current liabilities	3,302,261	3,905,131	677,190
Convertible promissory notes, net and accrued interest	2,050,613
Warrant liability	1,977,363	1,381,465	345,960
Other liabilities	188,000
Total liabilities	7,518,237	5,286,596	1,023,150
Commitments and contingencies (Note 4)
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of June 30, 2018 and December 31, 2017; no shares issued or outstanding as of June 30, 2018 and December 31, 2017.
Common stock, $0.001 par value; 100,000,000 shares authorized as of June 30, 2018 and December 31, 2017; and 8,014,994 and 7,864,994 shares issued and outstanding as of June 30, 2018 and December 31, 2017, respectively.	8,015	7,865	31
Additional paid-in capital	646,000	280,320	119
Accumulated deficit	(7,942,556)	(5,324,796)	(266,370)
Total stockholders' deficit	(7,288,541)	(5,036,611)	(266,220)
Total liabilities and stockholders' deficit	$ 229,696	$ 249,985	$ 756,930